Note 4 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructuring by Accrual Status - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Troubled debt restructurings:
TDR financing receivable	$ 2,378	$ 4,046
Accruing [Member]
Troubled debt restructurings:
TDR financing receivable	1,737
Nonaccrual [Member]
Troubled debt restructurings:
TDR financing receivable	641
Performing Financial Instruments [Member]
Troubled debt restructurings:
TDR financing receivable		1,900
Nonperforming Financial Instruments [Member]
Troubled debt restructurings:
TDR financing receivable		2,146
Troubled Debt Restructuring [Member]
Troubled debt restructurings:
Related allowance for loan losses	3	1,298
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Troubled debt restructurings:
TDR financing receivable	659	658
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
TDR financing receivable	1,698	1,724
Real Estate Mortgage Portfolio Segment [Member] | Accruing [Member] | Residential Loan [Member]
Troubled debt restructurings:
TDR financing receivable	349
Real Estate Mortgage Portfolio Segment [Member] | Accruing [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
TDR financing receivable	1,367
Real Estate Mortgage Portfolio Segment [Member] | Nonaccrual [Member] | Residential Loan [Member]
Troubled debt restructurings:
TDR financing receivable	310
Real Estate Mortgage Portfolio Segment [Member] | Nonaccrual [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
TDR financing receivable	331
Real Estate Mortgage Portfolio Segment [Member] | Performing Financial Instruments [Member] | Residential Loan [Member]
Troubled debt restructurings:
TDR financing receivable		492
Real Estate Mortgage Portfolio Segment [Member] | Performing Financial Instruments [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
TDR financing receivable		1,386
Real Estate Mortgage Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Residential Loan [Member]
Troubled debt restructurings:
TDR financing receivable		166
Real Estate Mortgage Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
TDR financing receivable		338
Real Estate Mortgage Portfolio Segment [Member] | Troubled Debt Restructuring [Member] | Residential Loan [Member]
Troubled debt restructurings:
Related allowance for loan losses	3	6
Real Estate Mortgage Portfolio Segment [Member] | Troubled Debt Restructuring [Member] | Commercial Real Estate Loan [Member]
Troubled debt restructurings:
Related allowance for loan losses	0	0
Commercial Portfolio Segment [Member]
Troubled debt restructurings:
TDR financing receivable	0	1,642
Commercial Portfolio Segment [Member] | Accruing [Member]
Troubled debt restructurings:
TDR financing receivable	0
Commercial Portfolio Segment [Member] | Nonaccrual [Member]
Troubled debt restructurings:
TDR financing receivable	0
Commercial Portfolio Segment [Member] | Performing Financial Instruments [Member]
Troubled debt restructurings:
TDR financing receivable		0
Commercial Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Troubled debt restructurings:
TDR financing receivable		1,642
Commercial Portfolio Segment [Member] | Troubled Debt Restructuring [Member]
Troubled debt restructurings:
Related allowance for loan losses	0	1,292
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Troubled debt restructurings:
TDR financing receivable	21	22
Consumer Portfolio Segment [Member] | Accruing [Member] | Home Equity And Second Mortgage [Member]
Troubled debt restructurings:
TDR financing receivable	21
Consumer Portfolio Segment [Member] | Nonaccrual [Member] | Home Equity And Second Mortgage [Member]
Troubled debt restructurings:
TDR financing receivable	0
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member] | Home Equity And Second Mortgage [Member]
Troubled debt restructurings:
TDR financing receivable		22
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Home Equity And Second Mortgage [Member]
Troubled debt restructurings:
TDR financing receivable		0
Consumer Portfolio Segment [Member] | Troubled Debt Restructuring [Member] | Home Equity And Second Mortgage [Member]
Troubled debt restructurings:
Related allowance for loan losses	$ 0	$ 0